Note 7 - Long-term Debt and Notes Payable (Details Textual) - USD ($)		12 Months Ended
	Jul. 24, 2020	Oct. 31, 2022	Jul. 05, 2022	Jul. 04, 2022	Oct. 31, 2021
Long-Term Debt, Maturity, Year One		$ 338,094
Long-Term Debt, Maturity, Year Two		4,190,508
Long-Term Debt, Maturity, Year Three		5,999,663
Pinnacle Financial Partners [Member] | Revolving Credit Facility [Member]
Long-Term Line of Credit, Total		6,000,000.0			$ 3,500,000
Line of Credit Facility, Remaining Borrowing Capacity		$ 5,900,000			$ 4,400,000
Pinnacle Financial Partners [Member] | Virginia Real Estate Loan and North Carolina Real Estate Loan [Member]
Debt Instrument, Interest Rate, Stated Percentage		3.95%
North Mill Capital LLC [Member] | Revolving Credit Facility [Member]
Line of Credit Facility, Restricted Capacity for Advances		$ 1,150,000	$ 1,150,000	$ 1,500,000
Line of Credit Facility, Percent of Eligible Accounts		85.00%
Line of Credit Facility, Percent of Eligible Inventory		35.00%
Line of Credit Facility, Additional Capacity for Advances		$ 5,000,000
Line of Credit Facility, Maximum Borrowing Capacity		$ 18,000,000
Debt Instrument, Interest Rate, Effective Percentage	4.75%	7.75%
Debt Instrument, Term Extensions (Year)	1 year
North Mill Capital LLC [Member] | Revolving Credit Facility [Member] | Maximum [Member]
Debt Instrument, Interest Rate, Effective Percentage		6.00%
North Mill Capital LLC [Member] | Revolving Credit Facility [Member] | Prime Rate [Member]
Debt Instrument, Basis Spread on Variable Rate		1.50%